Capital and Financing Transactions - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, ¥ in Billions		3 Months Ended
	Dec. 20, 2022 JPY (¥)	Jan. 31, 2023 CAD ($) $ / shares shares
Fixed interest rate [member] | Subordinated Debt [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate	1.80%
Subordinated debentures redemption date	Dec. 20, 2032
Notional amount | ¥	¥ 33
Subordinated debt description of variable rate basis	The debentures are subject to optional redemption by the Bank on December 20, 2027. Interest will be payable semi-annually at a rate of 1.800% per annum from and including the issue date to, but excluding, December 20, 2027, and thereafter to, but excluding, December 20, 2032, at the reference Japanese Government Bond rate plus 1.681%.
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares | shares		32.9
Shares repurchased and cancelled, per share | $ / shares		$ 87.28
Shares repurchased and cancelled, value | $		$ 2,873